Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss for the year	$ (9,485,309)	$ (1,652,282)	$ (1,284,602)
Items not affecting cash:
Accretion			846
Amortization	75,268	17,882	20,439
Fair value adjustment on derivative warrant liability	(4,470,276)	(3,299,768)
Fair value of finders' warrants allocated to derivative liability	189,230
Forgiveness of debt			(91,014)
Impairment of intangible assets			64,562
Lease Interest expense	5,024
Recovery of provision for patent acquisition			(95,490)
Share-based payments	632,548	499,158	293,443
Shares issued for services		75,000
Unrealized foreign exchange (gain)	(881,468)	(325,741)	1,201
Changes in non-cash operating assets and liabilities:
Accounts receivable	(59,191)	(37,188)
Prepaid expenses	762,798	(1,006,357)	(42,998)
Accounts payable and accrued liabilities	1,263,174	(333,214)	405,212
Cash flows from (used in) operating activities	(11,968,202)	(6,062,510)	(728,401)
Investing activities
Acquisition of intangible assets	(34,237)	(39,809)	(14,350)
Acquisition of equipment	(25,779)
Cash flows from (used in) investing activities	(60,016)	(39,809)	(14,350)
Financing activities
Proceeds from issuance of equity instruments	6,855,506	22,798,581	900,000
Cash share issuance costs	(369,608)	(856,113)	(44,592)
Options exercised		84,000
Pre-funded warrants and warrants exercised	87	2,430,083
Payment of lease obligation	55,125
Net cash flows from (used in) financing activities	6,430,860	24,456,551	855,408
Effect of foreign exchange (gain) on cash and cash equivalents	871,636	325,741
(Decrease) increase in cash and cash equivalents	(4,725,722)	18,679,973	112,657
Cash and cash equivalents, beginning of year	18,851,244	171,271	58,614
Cash and cash equivalents, end of year	14,125,522	18,851,244	171,271
Supplemental Cash Flow and Non-Cash Investing and Financing Activities Disclosure
Recognition of derivative warrant liabilities		12,783,000
Fair value of agent's warrants	254,684
Derivative warrant liability reclassified to reserves		4,460,000
Derivative warrant liability reclassified to share capital on exercise of warrants		$ 425,900
Recognition of right-of-use asset	$ 155,206
Transfer of funds held in trust			70,000
Shares issued for deposit			1,606,320
Shares issued to settle debt			50,000
Obligation to issue shares			32,238
Application of deposits against accounts payable			$ 436,240